BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021
(unaudited)
Title of Security	Shares	Cost	Value
COMMON STOCKS - 99.16%
Administrative and Support Services - 16.19%
MasterCard, Inc. - Class A	50,000	$820,627	$17,384,000
PayPal Holdings, Inc.(a)	35,000	871,561	9,107,350
Terminix Global Holdings, Inc.(a)	60,000	2,174,916	2,500,200
TransUnion	40,000	3,502,992	4,492,400
Visa, Inc. - Class A	40,000	1,087,479	8,910,000
		8,457,575	42,393,950
Broadcasting (except Internet) - 0.55%
Cable One, Inc.	800	1,607,999	1,450,504
Building Material and Garden Equipment and Supplies Dealers - 2.87%
Home Depot, Inc.	13,000	1,941,152	4,267,380
Lowe's Companies, Inc.	16,000	1,631,716	3,245,760
		3,572,868	7,513,140
Chemical Manufacturing - 0.32%
The Sherwin-Williams Co.	3,000	711,670	839,190
Computer and Electronic Product Manufacturing - 23.83%
Alphabet, Inc. - Class A(a)	4,000	847,060	10,694,080
Alphabet, Inc. - Class C(a)	4,010	844,083	10,687,893
Apple, Inc.	177,000	739,033	25,045,500
NVIDIA Corp.	40,000	2,316,828	8,286,400
Roper Technologies, Inc.	7,000	285,254	3,122,910
Thermo Fisher Scientific, Inc.	8,000	1,773,523	4,570,640
		6,805,781	62,407,423
Credit Intermediation and Related Activities - 6.17%
JPMorgan Chase & Co.	30,000	1,721,192	4,910,700
SVB Financial Group(a)	12,000	2,426,971	7,762,560
Wells Fargo & Co.	75,000	2,190,904	3,480,750
		6,339,067	16,154,010
Data Processing, Hosting and Related Services - 0.83%
Fiserv, Inc.(a)	20,000	971,166	2,170,000
Electrical Equipment, Appliance, and Component Manufacturing - 1.03%
Eaton Corp. Plc	18,000	751,421	2,687,580
Fabricated Metal Product Manufacturing - 0.98%
BWX Technologies, Inc.	47,500	2,745,970	2,558,350
Food Services and Drinking Places - 1.70%
Casey's General Stores, Inc.	6,000	989,889	1,130,700
Starbucks Corp.	30,000	561,001	3,309,300
		1,550,890	4,440,000
Funds, Trusts, and Other Financial Vehicles - 1.09%
Alcon, Inc. - ADR	35,500	2,087,585	2,856,685
Insurance Carriers and Related Activities - 5.06%
Berkshire Hathaway, Inc. - Class B(a)	20,000	678,649	5,458,800
The Progressive Corp.	30,000	2,368,209	2,711,700
UnitedHealth Group, Inc.	13,000	3,145,098	5,079,620
		6,191,956	13,250,120
Merchant Wholesalers, Durable Goods - 1.33%
IAA, Inc.(a)	64,000	2,671,243	3,492,480
Miscellaneous Manufacturing - 1.12%
Edwards Lifesciences Corp.(a)	26,000	1,872,066	2,943,460
Nonstore Retailers - 6.27%
Amazon.com, Inc.(a)	5,000	1,231,664	16,425,200

Other Information Services - 3.56%
Facebook, Inc. - Class A(a)	27,500	3,597,112	9,333,225
Plastics and Rubber Products Manufacturing - 0.46%
AptarGroup, Inc.	10,000	1,323,914	1,193,500
Professional, Scientific & Technical Services - 2.31%
IQVIA Holdings, Inc.(a)	3,250	616,405	778,505
Palo Alto Networks, Inc.(a)	11,000	2,379,071	5,269,000
		2,995,476	6,047,505
Publishing Industries (except Internet) - 11.21%
Adobe, Inc.(a)	12,000	3,463,758	6,908,640
Autodesk, Inc.(a)	13,000	1,985,801	3,707,210
Microsoft Corp.	52,000	6,470,467	14,659,840
salesforce.com, Inc.(a)	15,000	2,246,082	4,068,300
		14,166,108	29,343,990
Rail Transportation - 2.10%
Union Pacific Corp.	28,000	806,918	5,488,280
Real Estate - 0.56%
American Tower Corp.	5,500	1,235,930	1,459,755

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.00%
BlackRock, Inc.	8,500	2,223,080	7,128,610
Chemed Corp.	3,000	1,360,001	1,395,360
Intercontinental Exchange, Inc.	27,000	2,654,242	3,100,140
S&P Global, Inc.	13,000	2,334,390	5,523,570
Texas Pacific Land Corp.	1,000	810,904	1,209,360
		9,382,617	18,357,040
Truck Transportation - 2.62%
Old Dominion Freight Line, Inc.	24,000	2,220,361	6,863,520

TOTAL COMMON STOCKS		83,297,357	259,668,907

SHORT-TERM INVESTMENTS - 0.99%
Mutual Funds - 0.99%
First American Treasury Obligations Fund - Class X 0.01% (b)	2,589,825	2,589,825	2,589,825
TOTAL SHORT-TERM INVESTMENTS		2,589,825	2,589,825

TOTAL INVESTMENTS - 100.15%		85,887,182	262,258,732
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.15)%			(387,521)
TOTAL NET ASSETS - 100.00%			$261,871,211

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	The rate shown is the annualized seven day yield as of September 30, 2021.
The accompanying notes are an integral part of the Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended September 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. During the three months ended September 30, 2021, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of September 30, 2021, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$259,668,907	$-	$-	$259,668,907
Short-Term Investments	2,589,825	-	-	2,589,825
Total Investments in Securities	$262,258,732	$-	$-	$262,258,732

Refer to the Schedule of Investments for further information on the classification of investments.